SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Continuity of interests	Continuity of interests
    As described above, the company was established on June 21, 2021 by the partnership. As part of the BBUC reorganization, the partnership contributed the businesses and a related receivable to the company in exchange for $1.9 billion of non-interest bearing demand promissory notes of the company and approximately 7 million common shares of the company. The partnership directly and indirectly controlled the company prior to the BBUC reorganization and continues to control the company subsequent to the BBUC reorganization through its interests in the company. As a result of this continuing common control, there is insufficient substance to justify a change in the measurement of the company. In accordance with the company’s and the partnership’s accounting policy, the company has reflected the businesses in the consolidated statements of financial position and financial performance using the partnership’s carrying values prior to the BBUC reorganization.
    To reflect this continuity of interests, these unaudited interim condensed consolidated financial statements provide comparative information of the company for the periods prior to the BBUC reorganization, as previously reported by the partnership. The economic and accounting impact of contractual relationships created or modified in conjunction with the contribution of the businesses to the company have been reflected prospectively from the date of the contribution and have not been reflected in the results of operations or financial position of the company prior to the BBUC reorganization, as such items were in fact not created or modified prior thereto. Accordingly, the financial information for the periods prior to the BBUC reorganization is presented based on the historical financial information for the company as previously reported by the partnership. For the period after the BBUC reorganization, the results are based on the actual results of the company, including the impact of contractual relationships created or modified in association with the contribution of the businesses to the company. As the partnership holds all of the class C shares of the company, which is the only class of shares of the company presented as equity, net income and equity attributable to common equity have been allocated to the partnership prior to and after the BBUC reorganization.

New accounting policies adopted	New accounting policies adopted
    The company has applied certain new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2022.
(i)Amendments to IAS 37 – Provisions, contingent liabilities and contingent assets (“IAS 37”)
    These amendments specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract and an allocation of other costs that relate directly to fulfilling contracts. The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. The entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.
    The company adopted these amendments on January 1, 2022 and the adoption did not have an impact on the company’s unaudited interim condensed consolidated financial statements.
(ii)IFRS 9 – Financial instruments (“IFRS 9”) – Fees in the ‘10 per cent’ test for derecognition of financial liabilities
    The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.
The company adopted this amendment on January 1, 2022 and the adoption did not have an impact on the company’s unaudited interim condensed consolidated financial statements.
Future changes in accounting policies	Future changes in accounting policies
(i)Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
    The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2023. The company is currently assessing the impact of these amendments.
(ii)Amendment to IAS 12 – Income taxes (“IAS 12”)
    The amendments clarify that the initial recognition exception does not apply to the initial recognition of transactions that give rise to equal taxable and deductible temporary differences. The amendment to IAS 12 applies to annual reporting periods beginning on or after January 1, 2023. The company is currently assessing the impact of these amendments.
    There are currently no other future changes to IFRS with potential impact on the company.